Quarterly Holdings Report
for
Fidelity® SAI Sustainable Municipal Income Fund
April 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
MNI-NPRT1-0624
1.9904938.102
Municipal Bonds - 95.2%
	Principal Amount (a)	Value ($)
Alabama - 1.4%
Black Belt Energy Gas District Bonds Series 2022 F, 5.5%, tender 12/1/28 (b)	100,000	105,319
Southeast Energy Auth. Coop. Dis Bonds (Proj. No. 6) Series 2023 B, 5%, tender 6/1/30 (b)	110,000	115,657
Southeast Energy Auth. Rev. Bonds Series 2022 A1, 5.5%, tender 12/1/29 (b)	100,000	105,871
TOTAL ALABAMA		326,847
Arizona - 3.1%
Arizona Indl. Dev. Auth. Rev. Series 2019 2, 3.625% 5/20/33	91,818	84,767
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2007, 4.1%, tender 6/15/28 (b)(c)	120,000	119,748
Goodyear Ariz Series 2016, 3% 7/1/37	25,000	22,288
Maricopa County Indl. Dev. Auth. Series 2024 D, 5% 12/1/38 (d)	100,000	108,150
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A, 5% 7/1/45	195,000	208,851
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007 1, 5% 12/1/32	170,000	178,756
TOTAL ARIZONA		722,560
California - 14.1%
California Edl. Facilities Auth. Rev. Series T1, 5% 3/15/39	30,000	35,452
California Gen. Oblig. Series 2023, 5% 9/1/30	1,000,000	1,118,930
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	95,355	88,103
California Infrastructure and Econ. Dev. Bank Rev. Series 2017, 5% 5/15/47	25,000	26,040
California Muni. Fin. Auth. Rev.:
(Pomona College Proj.) Series 2017, 5% 1/1/33 (Pre-Refunded to 1/1/28 @ 100)	25,000	26,724
Series 2017 A, 3.5% 6/1/34	10,000	9,663
Series 2018:
5% 10/1/25	15,000	15,159
5% 10/1/35	5,000	5,192
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds Series 2023 A, 4.375%, tender 9/1/33 (b)(c)	120,000	123,207
California Statewide Cmntys. Dev. Auth. Rev. Series 2016, 5% 10/1/33	20,000	20,446
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/34	15,000	14,062
Fontana Unified School District Gen. Oblig. Series 2008, 0% 8/1/30 (Assured Guaranty Muni. Corp. Insured)	125,000	100,741
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2017 A, 5% 7/1/32	10,000	10,508
Series 2020 A, 5% 7/1/40	400,000	438,115
Series 2020 B, 4% 7/1/29	55,000	58,140
Los Angeles Unified School District Series 2024 A, 5% 7/1/30	250,000	279,456
Poway Unified School District:
Series 2009, 0% 8/1/31	110,000	86,548
Series B, 0% 8/1/39	100,000	54,195
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	10,000	4,004
Series 2010 C, 0% 7/1/44	100,000	42,159
San Jose Evergreen Cmnty. College District Series 2016 B, 3% 9/1/36	20,000	18,546
San Mateo County Joint Powers Fing. Auth. Series 2021 A1, 3% 6/15/46	25,000	19,721
Sanger Unified School District Series 2018 C, 3% 8/1/48	200,000	153,080
Santa Clara County Fing. Auth. Lease Rev. Series 2019 A, 3% 5/1/37	300,000	271,589
Univ. of California Revs.:
Series 2015 I, 5% 5/15/27	300,000	304,937
Series 2020 BE, 5% 5/15/42	10,000	10,803
TOTAL CALIFORNIA		3,335,520
Colorado - 1.0%
Colorado Ctfs. of Prtn. Series 2020 A, 4% 12/15/38	10,000	10,100
Colorado Health Facilities Auth. Rev. Bonds:
Series 2019 A1, 5% 8/1/36	15,000	15,924
Series 2019 A2:
5% 8/1/33	125,000	134,062
5% 8/1/39	10,000	10,439
Series 2021 A, 3% 11/15/51	100,000	73,601
TOTAL COLORADO		244,126
Connecticut - 3.5%
Connecticut Gen. Oblig.:
Series 2019 A, 5% 4/15/33	30,000	32,571
Series 2021 B, 4% 6/1/34	10,000	10,497
Series 2021 D, 5% 7/15/28	75,000	80,710
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds Series 2010 A3, 2.95%, tender 7/1/27 (b)	150,000	147,223
Series 2017 R, 3.25% 7/1/35	125,000	118,956
Series 2022 M, 4% 7/1/52	50,000	44,424
Connecticut Hsg. Fin. Auth. Series 2021 D1, 5% 11/15/28	25,000	26,547
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2016 A, 5% 9/1/28	150,000	155,578
Series 2021 A, 4% 5/1/36	130,000	134,688
Series A, 5% 5/1/29	15,000	16,389
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 32 B, 5% 8/1/32	25,000	26,008
Univ. of Connecticut Gen. Oblig. Series 2016 A, 3% 3/15/34	15,000	13,721
Univ. of Connecticut Rev. Series 2018 A, 3.625% 11/15/36	30,000	28,945
TOTAL CONNECTICUT		836,257
District Of Columbia - 0.0%
District of Columbia Univ. Rev. Series 2017, 5% 4/1/33	10,000	10,399
Florida - 6.2%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/26	30,000	30,399
Series 2020 A, 5% 7/1/33	30,000	33,274
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 5% 8/15/34	195,000	202,262
Florida Dev. Fin. Corp. Rev. (Brightline Florida Passenger Rail Proj.) Series 2024:
5.25% 7/1/53 (Assured Guaranty Muni. Corp. Insured) (c)(d)	250,000	260,360
5.5% 7/1/53 (c)(d)	250,000	258,897
Florida Higher Edl. Facilities Fing. Auth. (Rollins College Proj.) Series 2020 A, 3% 12/1/48	50,000	37,126
Halifax Hosp. Med. Ctr. Rev. Series 2016, 3.75% 6/1/41	125,000	108,928
Hernando County School Board Ctfs. (School Board of Hernando County, Florida Master Lease Prog.) Series 2016 A, 3% 7/1/35 (Assured Guaranty Muni. Corp. Insured)	45,000	41,040
Jacksonville Trans. Rev. Series 2015:
3.5% 10/1/36	30,000	28,812
3.5% 10/1/37	15,000	13,947
JEA Wtr. & Swr. Sys. Rev. Series 2017 A, 5% 10/1/29	25,000	26,485
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/29	15,000	15,455
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2021 A, 5% 8/1/30	40,000	42,490
Miami-Dade County Wtr. & Swr. Rev. Series 2017 B, 5% 10/1/27	55,000	58,241
Palm Beach County Health Facilities Auth. Hosp. Rev. (Jupiter Med. Ctr. Proj.) Series 2022, 5% 11/1/35	150,000	156,952
Palm Beach County School Board Ctfs. of Prtn. Series 2021 A, 5% 8/1/38	130,000	142,994
TOTAL FLORIDA		1,457,662
Georgia - 3.6%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 1995 4, 3.8%, tender 5/21/26 (b)	300,000	300,029
Fulton County Dev. Auth. Rev.:
Series 2019 A, 3% 7/1/44	220,000	164,730
Series 2019, 5% 6/15/44	15,000	15,540
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017, 4% 8/1/43	65,000	56,931
Main Street Natural Gas, Inc. Bonds Series 2021 A, 4%, tender 9/1/27 (b)	100,000	99,833
Private Colleges & Univs. Auth. Rev.:
Series 2016 B, 3% 10/1/43	125,000	97,729
Series 2019 A, 5% 9/1/39	100,000	106,686
TOTAL GEORGIA		841,478
Illinois - 6.8%
Illinois Fin. Auth. Series 2022 A:
5% 10/1/35	150,000	154,128
5% 8/15/47	70,000	72,848
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/32	15,000	15,990
5% 10/1/38	300,000	309,551
Illinois Fin. Auth. Health Svcs. Facility Lease Rev. (Provident Group - UIC Surgery Ctr. LLC - Univ. of Illinois Health Svcs. Facility Proj.) Series 2020, 4% 10/1/55	100,000	81,355
Illinois Fin. Auth. Rev.:
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	30,000	30,832
Series 2015 A, 5% 10/1/35	5,000	5,064
Series 2016 A, 3% 10/1/37	205,000	173,708
Series 2016 C, 4% 2/15/41	70,000	67,129
Series 2016, 3.125% 5/15/37	60,000	53,663
Illinois Gen. Oblig.:
Series 2016, 5% 1/1/35	110,000	111,584
Series 2017 C, 5% 11/1/29	125,000	130,466
Series 2021 A, 5% 3/1/46	50,000	51,437
Series 2023 D, 4% 7/1/37	200,000	196,869
Illinois Sales Tax Rev. Series 2024 A, 5% 6/15/26	150,000	154,170
TOTAL ILLINOIS		1,608,794
Indiana - 0.2%
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2021 B, Series 2021 B, 5% 1/1/28	15,000	15,745
Series A, 5% 7/1/28	25,000	26,403
TOTAL INDIANA		42,148
Iowa - 0.7%
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2023 B, 5% 12/1/33 (c)	155,000	161,550
Kentucky - 0.9%
Ashland Med. Ctr. Rev. Series 2019:
3% 2/1/40 (Assured Guaranty Muni. Corp. Insured)	20,000	16,632
4% 2/1/33	50,000	49,175
Kentucky Bond Dev. Corp. Edl. Facilities Series 2021, 4% 6/1/35	20,000	20,292
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A:
5% 6/1/26	20,000	20,163
5% 6/1/31	60,000	61,390
Kentucky State Property & Buildings Commission Rev. Series A, 5% 11/1/33	20,000	21,331
Kentucky, Inc. Pub. Energy Bonds Series 2024 A, 5%, tender 7/1/30 (b)	30,000	31,189
TOTAL KENTUCKY		220,172
Louisiana - 1.3%
Louisiana Pub. Facilities Auth. Hosp. Rev. Series 2020 A, 3% 6/1/50 (Assured Guaranty Muni. Corp. Insured)	415,000	306,375
Maine - 1.3%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 B:
5% 7/1/28	30,000	31,271
5% 7/1/29	10,000	10,412
Series 2018 A, 5% 7/1/30	250,000	266,264
TOTAL MAINE		307,947
Maryland - 0.4%
Baltimore Proj. Rev. (Wastewtr. Projs.) Series 2017 B, 5% 7/1/32	25,000	26,079
Maryland Dept. of Trans.:
Series 2016, 4% 9/1/27	10,000	10,271
Series 2020, 5% 10/1/33	10,000	11,157
Series 2021 A, 2% 10/1/34	10,000	7,946
Montgomery County Gen. Oblig. Ctfs. of Prtn. Series 2020 A, 5% 10/1/27	15,000	15,930
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series 2016 A, 3% 4/1/35	15,000	13,825
TOTAL MARYLAND		85,208
Massachusetts - 9.5%
Arlington Gen. Oblig. Series 2021:
2% 9/15/31	65,000	56,565
2% 9/15/35	100,000	80,825
2% 9/15/36	165,000	129,509
Billerica Gen. Oblig. Series 2017, 3.25% 2/1/36	10,000	9,572
Foxborough Gen. Oblig. Series 2016, 3% 5/15/46	25,000	19,510
Lunenburg Gen. Oblig. Series 2015, 3.125% 1/15/39	25,000	22,048
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1, 5% 7/1/35	45,000	50,669
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Programs) Series 2019 A, 5% 6/1/49	215,000	222,960
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S, 5% 7/1/32	15,000	15,930
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	265,000	232,102
Bonds Series A1, 5%, tender 1/31/30 (b)	20,000	21,800
Series 2015 O1, 4% 7/1/45	50,000	46,776
Series 2016 I, 4% 7/1/36	75,000	70,293
Series 2018 L, 5% 10/1/33	35,000	36,128
Series 2020 A:
5% 10/15/29	30,000	33,215
5% 10/15/30	25,000	28,324
Series 2021 G, 4% 7/1/46	75,000	67,357
Massachusetts Gen. Oblig.:
Series 2017 A, 5% 4/1/36	15,000	15,715
Series 2017 D, 5% 7/1/27	25,000	26,431
Series 2020 D, 5% 7/1/48	10,000	10,512
Series D, 5% 7/1/45	340,000	360,909
Series E, 5% 11/1/45	375,000	398,958
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
5% 8/15/34	5,000	5,583
5% 8/15/45	100,000	106,028
Massachusetts St Dev. Fin. Agcy. R Series 2024 B, 5% 2/15/34	100,000	118,395
Univ. of Massachusetts Bldg. Auth. Rev. Series 2021 1, 5% 11/1/32	50,000	56,285
TOTAL MASSACHUSETTS		2,242,399
Michigan - 2.9%
Grand Rapids San. Swr. Sys. Rev.:
Series 2018, 5% 1/1/35	15,000	15,952
Series 2018, 5% 1/1/29	30,000	32,093
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2020 B, 5% 7/1/45	430,000	450,528
Michigan Fin. Auth. Rev.:
(Kalamazoo College Proj.) Series 2018, 4% 12/1/47	50,000	44,301
Series 2016:
5% 11/15/26	20,000	20,559
5% 11/15/30	30,000	31,044
5% 11/15/34	15,000	15,510
Series 2019 A, 3% 12/1/49	40,000	29,653
Series 2022, 5% 12/1/32	25,000	21,314
Michigan Hosp. Fin. Auth. Rev. Series 2010 F4, 5% 11/15/47	10,000	10,374
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/39	15,000	16,307
TOTAL MICHIGAN		687,635
Minnesota - 3.2%
Bemidji City Series 2017 A, 3% 2/1/34 (Assured Guaranty Muni. Corp. Insured)	10,000	9,256
Maple Grove Health Care Sys. Rev. Series 2017, 3.375% 5/1/33	50,000	45,591
Minneapolis Multi-family Rev. (Gateway Northeast Proj.) Series 2019, 2.46% 1/1/38	98,538	75,670
Minnesota Agric. & Econ. Dev. Board Rev. Series 2024, 5.25% 1/1/54	200,000	212,835
Minnesota Gen. Oblig. Series 2019 A, 5% 8/1/30	10,000	11,051
Minnesota Higher Ed. Facilities Auth. Rev. Series 2024 A, 5% 10/1/49	250,000	261,662
Minnesota Hsg. Fin. Agcy. Series B, 4% 8/1/36	15,000	15,318
Saint Cloud Health Care Rev. Series 2016 A, 3% 5/1/32	40,000	37,146
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. Series 2017 A, 3.125% 11/15/32	105,000	96,505
TOTAL MINNESOTA		765,034
Missouri - 0.8%
St Louis County Libr District Ctfs. Series 2016, 3% 4/1/46	255,000	193,553
Nebraska - 0.8%
Central Plains Energy Proj. Rev. Bonds Series 2019, 4%, tender 8/1/25 (b)	50,000	50,111
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2020 A, 5% 11/15/30	125,000	135,894
TOTAL NEBRASKA		186,005
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Series 2023 B, 5.5% 11/1/31 (c)	50,000	54,384
New Jersey - 3.9%
Gloucester County Impt. Auth. Rev. (Rowan Univ. Projs.) Series 2024, 5% 7/1/54 (Build America Mutual Assurance Insured)	350,000	366,008
Mercer County Gen. Oblig. Series 2021:
2% 2/15/32	115,000	97,789
2.375% 2/15/30	15,000	13,725
New Jersey Trans. Trust Fund Auth.:
Series 2018 A, 5% 12/15/32	100,000	106,950
Series 2021 A, 5% 6/15/33	95,000	105,155
Series 2022 A, 4% 6/15/39	50,000	49,619
Series 2022 BB, 5% 6/15/31	130,000	144,378
Series A, 0% 12/15/31	50,000	37,621
TOTAL NEW JERSEY		921,245
New York - 9.5%
Dorm. Auth. New York Univ. Rev. Series 2018 A, 5% 7/1/36	10,000	10,683
Dutchess County Local Dev. Corp. Rev. (Vassar College Proj.) Series 2020, 5% 7/1/45	60,000	62,593
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2020 A:
5% 9/1/35	10,000	11,131
5% 9/1/38	170,000	185,099
Series 2021 A1, 4% 9/1/37	75,000	77,787
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.):
Series 2017 A, 3.875% 7/1/42	15,000	14,071
Series 2017 D, 4% 7/1/43	45,000	44,060
New York City Gen. Oblig.:
Series 2008 J11, 5% 8/1/26	190,000	196,588
Series 2022 A1, 5% 8/1/47	290,000	306,877
New York Dorm. Auth. Rev.:
Series 2015 A, 3.75% 7/1/46	10,000	8,304
Series 2022 A:
5% 7/1/29	110,000	117,598
5% 7/1/34	200,000	214,954
New York Metropolitan Trans. Auth. Rev.:
Series 2017 C1:
5% 11/15/27	20,000	21,165
5% 11/15/29	50,000	52,940
5% 11/15/31	135,000	142,852
Series 2019 C, 5% 11/15/39	70,000	74,337
Series 2024 A, 5% 11/15/35	20,000	22,686
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/31	15,000	15,662
Series 2021 E:
3% 3/15/50	100,000	75,932
5% 3/15/36	250,000	281,744
New York State Urban Dev. Corp. Series 2020 E, 4% 3/15/35	30,000	31,039
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	85,000	91,969
Saratoga County Cap. Resources Rev. (Skidmore College Proj.) Series 2020 A, 5% 7/1/45	90,000	94,848
Suffolk County Gen. Oblig. Series 2017 D, 4% 2/1/28 (Build America Mutual Assurance Insured)	100,000	103,194
TOTAL NEW YORK		2,258,113
North Carolina - 0.6%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 C, 5%, tender 12/1/28 (b)	25,000	26,740
Univ. of North Carolina at Chapel Hill Rev. Series 2021 B, 5% 12/1/38	100,000	112,199
TOTAL NORTH CAROLINA		138,939
Ohio - 1.2%
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A, 5% 8/1/29	10,000	10,584
Fairfield County Gen. Oblig. Series 2015, 3.5% 12/1/37	10,000	9,494
Forest Hills Local School District Series 2015, 3.25% 12/1/38	15,000	13,056
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	50,000	44,807
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Series 2019, 3% 11/15/33	20,000	19,094
Ohio Gen. Oblig. Series 2019 A, 5% 5/1/30	20,000	20,966
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/29	25,000	26,596
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg.-Backed Securities Prog.) Series 2022 A, 5% 3/1/30	15,000	16,058
Scioto County Hosp. Facilities Rev. Series 2016, 3.5% 2/15/38	120,000	106,527
Willoughby-Eastlake City School District Series 2016, 3.375% 12/1/36	20,000	18,421
TOTAL OHIO		285,603
Oklahoma - 0.1%
Oklahoma State Univ. Agricultural And Mechanical College Series 2020 A, 5% 9/1/32	15,000	16,613
Oregon - 1.8%
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A, 5% 8/15/38	15,000	15,880
Oregon Facilities Auth. Rev. Series 2022 B, 5% 6/1/30	140,000	151,659
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	350,000	257,399
TOTAL OREGON		424,938
Pennsylvania - 2.6%
Allegheny County Series 2020 C78, 3% 11/1/36	20,000	17,977
Allegheny County Higher Ed. Bldg. Auth. Series 2024 A, 5% 8/1/27	100,000	105,936
Bethlehem Area School District Series 2016 B, 3% 2/1/36	40,000	36,043
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2017 A, 4% 10/1/42	100,000	95,751
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
5% 7/15/27	45,000	46,272
5% 7/15/28	30,000	31,169
Lackawanna County Gen. Oblig. Series 2017, 3.375% 9/1/35	70,000	65,861
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019:
5% 9/1/31	10,000	10,635
5% 9/1/32	135,000	143,390
Penn Hills School District Series 2020, 3% 10/1/37	75,000	65,443
TOTAL PENNSYLVANIA		618,477
Rhode Island - 0.2%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2023, 5% 11/1/47	25,000	26,609
Rhode Island Student Ln. Auth. Student Ln. Rev. Series 2024 A, 5% 12/1/28 (c)	20,000	21,008
TOTAL RHODE ISLAND		47,617
South Carolina - 0.2%
Greenwood Fifty School Facilities Installment (Greenwood School District No. 50, South Carolina Proect) Series 2016, 3% 12/1/30	45,000	42,222
Tennessee - 0.5%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 5% 4/1/27	25,000	25,555
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A, 5.25% 10/1/58	10,000	10,059
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2017 A, 3.375% 5/1/32	95,000	92,362
TOTAL TENNESSEE		127,976
Texas - 3.0%
Joya Independent School District Series 2013, 3% 2/15/36	10,000	9,104
Alvin Independent School District Series 2016 A, 5% 2/15/28	20,000	20,555
Collin County Series 2019, 3.25% 2/15/37	150,000	134,778
Cypress-Fairbanks Independent School District Series 2016, 5% 2/15/25	15,000	15,168
Denton County Gen. Oblig. Series 2016, 3% 7/15/34	50,000	44,634
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2016, 3% 11/15/32	135,000	122,450
Houston City of Higher Ed. Fin. Corp. (Houston Baptist Univ. Proj.) Series 2021, 3.375% 10/1/37	20,000	16,464
North Texas Tollway Auth. Rev. Series 2021 B, 3% 1/1/46	25,000	19,432
San Antonio Wtr. Sys. Rev.:
Series 2018 A, 5% 5/15/33	15,000	16,008
Series 2020 A, 5% 5/15/27	10,000	10,540
Univ. of Houston Univ. Revs.:
Series 2017 C, 3.125% 2/15/36	70,000	63,494
Series 2021 A, 2% 2/15/33	35,000	29,421
Univ. of Texas Board of Regents Sys. Rev. Series 2021 A, 2% 8/15/36	200,000	152,418
Wichita Falls Independent School District Series 2021, 4% 2/1/28	50,000	51,311
TOTAL TEXAS		705,777
Utah - 0.1%
Utah County Hosp. Rev. Series 2016 B, 3% 5/15/47	40,000	30,607
Virginia - 2.0%
Virginia College Bldg. Auth. Edl. Facilities Rev. (21st Century College and Equip. Progs.):
Series 2017 E, 5% 2/1/31	10,000	10,662
Series 2021 A, 3% 2/1/39	20,000	17,370
Virginia Commonwealth Trans. Board Rev.:
(Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/29	60,000	63,766
(Virginia Gen. Oblig.) Series 2017 A, 5% 5/15/27	20,000	21,104
Series 2019, 3% 5/15/33	225,000	213,808
Virginia Commonwealth Univ. Health Sys. Auth. Series 2017 A, 5% 7/1/28	5,000	5,244
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2019 A, 4% 8/1/36	150,000	153,361
TOTAL VIRGINIA		485,315
Washington - 4.6%
Energy Northwest Elec. Rev. Series 2020 A, 5% 7/1/34	100,000	110,920
King County Wash Hsg. Auth. Afford (Kirkland Heights Proj.) Series 2023 A3, 4.625% 1/1/41	120,000	122,945
Washington Gen. Oblig.:
Series 2016 D, 5% 2/1/28	130,000	133,334
Series 2018 A, 5% 8/1/27	50,000	52,870
Series 2018 C, 5% 8/1/30	30,000	31,655
Series 2020 A, 5% 8/1/27	60,000	63,444
Series 2020 C, 5% 2/1/37	10,000	10,886
Series 2021 A, 5% 8/1/43	195,000	207,852
Series 2022 A, 5% 8/1/42	40,000	43,254
Series 2023 A, 5% 8/1/41	125,000	136,794
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/27	25,000	25,270
(Providence Health Systems Proj.) Series 2018 B, 5% 10/1/33	40,000	41,652
Series 2017 A, 4% 7/1/37	130,000	118,168
TOTAL WASHINGTON		1,099,044
West Virginia - 0.4%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3.25% 6/1/39	100,000	87,641
Wisconsin - 2.6%
Sun Prairie Area School District Series 2017, 3.5% 3/1/37	20,000	18,732
Wisconsin Gen. Oblig. Series 2025 1, 5% 5/1/34 (d)	200,000	225,787
Wisconsin Health & Edl. Facilities:
Series 2013 B2, 4% 11/15/43	60,000	56,996
Series 2016 A, 3.5% 2/15/46	330,000	241,441
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2021, 5% 8/15/35	50,000	53,458
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/26 (Escrowed to Maturity)	15,000	15,488
TOTAL WISCONSIN		611,902
TOTAL MUNICIPAL BONDS (Cost $22,434,755)		22,538,082

Municipal Notes - 8.0%
	Principal Amount (a)	Value ($)
Alabama - 3.2%
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2023, 3.65% 5/1/24, VRDN (b)(c)	760,000	760,000
Georgia - 3.0%
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022, 3.7% 5/1/24, VRDN (b)(c)	700,000	700,000
Illinois - 1.0%
Illinois Fin. Auth. Rev. Participating VRDN Series Floater 041, 3.45% 5/1/24 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	240,000	240,000
Kentucky - 0.8%
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.) Series 2020 A1, 3.98% 5/1/24, VRDN (b)(c)	200,000	200,000
TOTAL MUNICIPAL NOTES (Cost $1,900,000)		1,900,000

Money Market Funds - 0.0%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.61% (g)(h) (Cost $300)	300	300

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $24,335,055)	24,438,382
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(763,587)
NET ASSETS - 100.0%	23,674,795

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.61%	1,119,112	2,341,990	3,460,661	5,104	(29)	(112)	300	0.0%
Total	1,119,112	2,341,990	3,460,661	5,104	(29)	(112)	300

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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